Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Income from continuing operations	$ 49.1	$ 64.8
Less: dividends declared	(28.5)	(28.3)
Undistributed earnings	$ 20.6	$ 36.5
Percent allocated to common shareholders	99.70%	99.70%
Undistributed earnings available to common shareholders	$ 20.5	$ 36.4
Add: dividends declared on common shares, restricted share units and vested and deferred restricted and performance shares	28.4	28.2
Income from continuing operations attributable to common shareholders	$ 48.9	$ 64.6
Denominator (in thousands):
Basic weighted-average shares outstanding (in shares)	53.0	55.8
Effect of dilutive securities:
Performance awards (in shares)	0.1	0.2
Stock options (in shares)	0.5	0.5
Denominator for diluted EPS: weighted-average shares outstanding (in shares)	53.6	56.5
Per share income from continuing operations attributable to common shares:
Basic (in dollars per share)	$ 0.92	$ 1.15
Diluted (in dollars per share)	$ 0.91	$ 1.14
Basic weighted-average shares outstanding (in shares)	53.0	55.8
Basic weighted-average shares outstanding and unvested restricted shares expected to vest (in shares)	53.2	56.0
Percent allocated to common shareholders	99.70%	99.70%
Anti-dilutive stock options excluded from EPS calculation
Income (loss) from discontinued operations attributable to common shareholders for basic and diluted earnings per share	$ 3.1	$ (3.0)
Net income attributable to common shareholders for basic and diluted earnings per share	$ 52.0	$ 61.6
Anti-dilutive stock options excluded from earnings per share calculation (in shares)	0.6	0.2